NIM
Nuveen Select Maturities Municipal Fund
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.2%
	MUNICIPAL BONDS – 97.2%
	Alabama – 1.4%
$210	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 3 Series 2018A, 4.000%, 12/01/48 (Mandatory Put 12/01/23)	9/23 at 100.31	A	$226,838
300	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2016, 4.000%, 7/01/46 (Mandatory Put 6/01/21)	3/21 at 100.59	Aa2	310,689
565	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2017A, 4.000%, 8/01/47 (Mandatory Put 7/01/22)	4/22 at 100.52	Aa2	599,335
115	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27	4/25 at 100.00	N/R	120,823
465	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49 (Mandatory Put 6/01/24)	3/24 at 100.29	A	507,157
115	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	126,385
1,770	Total Alabama			1,891,227
	Alaska – 0.2%
150	Alaska Industrial Development and Export Authority, Loan Anticipation Revenue Notes, YKHC Project, Series 2017, 3.500%, 12/01/20	1/20 at 100.00	N/R	150,181
155	Alaska State, Sport Fishing Revenue Bonds, Refunding Series 2011, 5.000%, 4/01/21	4/20 at 100.00	A1	156,429
305	Total Alaska			306,610
	Arizona – 3.8%
75	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	A-	78,660
	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital, Refunding Series 2012A:
275	5.000%, 2/01/20	No Opt. Call	A1	275,784
315	5.000%, 2/01/27	2/22 at 100.00	A1	338,146
	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Refunding Senior Series 2012A:
425	5.000%, 7/01/25	7/22 at 100.00	A1	457,687
685	5.000%, 7/01/26	7/22 at 100.00	A1	736,642
685	5.000%, 7/01/27	7/22 at 100.00	A1	735,423
120	Arizona State, Certificates of Participation, Refunding Series 2019A, 5.000%, 10/01/27	No Opt. Call	Aa2	150,761
600	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2005, 2.400%, 12/01/35 (Mandatory Put 8/14/23)	No Opt. Call	A+	621,306

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$60	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory Put 8/14/23) (AMT)	No Opt. Call	A+	$62,417
155	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)	No Opt. Call	A+	177,597
115	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29	3/23 at 100.00	A-	121,471
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
245	5.000%, 12/01/32	No Opt. Call	A3	316,383
730	5.000%, 12/01/37	No Opt. Call	A3	976,412
4,485	Total Arizona			5,048,689
	Arkansas – 0.4%
540	Independence County, Arkansas, Pollution Control Revenue Bonds, Arkansas Power and Light Company Project, Series 2013, 2.375%, 1/01/21	No Opt. Call	A	545,233
	California – 8.0%
100	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Term Rate Series 2018A, 2.625%, 4/01/45 (Mandatory Put 4/01/26)	10/25 at 100.00	AA	107,089
390	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Series 2017, 3.750%, 2/01/32	2/27 at 100.00	AA	420,931
125	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Term Rate Series 2019C, 5.000%, 10/01/39 (Mandatory Put 10/01/25)	No Opt. Call	AA-	150,759
140	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2019-2, 4.000%, 3/20/33	No Opt. Call	BBB+	160,367
275	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/31, 144A	7/26 at 100.00	BB	311,047
1,040	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 3.250%, 12/31/32 – AGM Insured (AMT)	6/28 at 100.00	AA	1,099,249
285	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2004, 2.000%, 12/01/44 (Mandatory Put 12/01/20) (AMT)	No Opt. Call	A-	286,359
105	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2015B-2, 3.125%, 11/01/40 (Mandatory Put 11/03/25) (AMT)	No Opt. Call	A-	112,018
290	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2015A-1, 3.375%, 7/01/25 (AMT)	No Opt. Call	A-	314,841
205	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management, Inc Project, Refunding Series 2015B-1, 3.000%, 11/01/25 (AMT)	No Opt. Call	A-	219,211
525	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	Aa2	528,691
150	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/29	12/24 at 100.00	BB	170,987

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A:
$710	5.000%, 12/01/27, 144A	No Opt. Call	BB	$844,261
30	5.000%, 12/01/33, 144A	6/28 at 100.00	BB	35,114
250	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012, 5.000%, 1/01/24	1/23 at 100.00	BBB	267,033
205	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 3.500%, 6/01/36	6/22 at 100.00	BB-	209,703
100	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%, 9/01/32	9/24 at 100.00	N/R	111,679
245	Lake Elsinore Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 – AGM Insured	1/20 at 100.00	AA	245,654
1,000	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/28 (4)	2/28 at 100.00	Aa1	1,092,500
2,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/25 – AGC Insured	No Opt. Call	AA	1,806,900
35	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series 2013A, 5.750%, 6/01/44	6/23 at 100.00	A-	39,045
80	San Diego Association of Governments, California, Capital Grants Receipts Revenue Bonds, Mid-Coast Corridor Transit Project, Green Series 2019B, 1.800%, 11/15/27	11/26 at 100.00	A-	80,539
2,000	San Diego Community College District, California, General Obligation Bonds, Refunding Series 2011, 0.000%, 8/01/37	No Opt. Call	AAA	1,304,300
415	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/29	1/25 at 100.00	A-	482,682
215	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A, 5.000%, 7/01/25	No Opt. Call	Baa1	253,132
10,915	Total California			10,654,091
	Colorado – 2.3%
750	Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior Series 2017, 4.000%, 6/30/30 (AMT)	12/27 at 100.00	A-	846,742
250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2008D-3, 5.000%, 10/01/38 (Mandatory Put 11/12/21)	No Opt. Call	BBB+	265,830
150	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A, 5.250%, 2/01/31 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+ (5)	156,584
100	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A, 5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	106,899
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
300	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	240,108
250	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	174,215
1,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	A	411,320
500	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/20, 144A	No Opt. Call	N/R	513,835

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$215	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.000%, 1/15/41	7/20 at 100.00	BBB	$219,294
100	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2017A-1, 3.500%, 12/01/27	No Opt. Call	Ba1	104,895
3,615	Total Colorado			3,039,722
	Connecticut – 0.6%
150	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49 (Mandatory Put 7/01/24)	1/24 at 100.00	AA-	152,560
325	Connecticut State, General Obligation Bonds, Refunding Series 2012C, 5.000%, 6/01/22	No Opt. Call	A1	354,653
110	Connecticut State, General Obligation Bonds, Refunding Series 2016G, 5.000%, 11/01/20	No Opt. Call	A1	113,533
25	Connecticut State, General Obligation Bonds, Refunding Series 2018C, 5.000%, 6/15/22	No Opt. Call	A1	27,318
90	Connecticut State, General Obligation Bonds, Series 2013C, 5.000%, 7/15/22	No Opt. Call	A1	98,623
20	Connecticut State, General Obligation Bonds, Series 2019A, 5.000%, 4/15/23	No Opt. Call	A1	22,412
720	Total Connecticut			769,099
	Delaware – 0.1%
170	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013, 5.000%, 7/01/28	7/23 at 100.00	BBB+	186,315
	District of Columbia – 0.7%
120	District of Columbia Student Dormitory Revenue Bonds, Provident Group - Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/30	10/22 at 100.00	BB+	125,048
700	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	A-	799,211
820	Total District of Columbia			924,259
	Florida – 3.6%
80	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Shands Teaching Hospital & Clinics, Inc at the University of Florida Project, Refunding Series 2019B-2, 5.000%, 12/01/37 (Mandatory Put 12/01/26)	6/26 at 100.00	A	95,673
275	Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding Various Areas Series 2017, 3.000%, 9/01/28 – AGM Insured	No Opt. Call	AA	294,121
	Citizens Property Insurance Corporation, Florida, Coastal Account Senior Secured Bonds, Series 2015A-1:
555	5.000%, 6/01/22	12/21 at 100.00	AA	595,032
390	5.000%, 6/01/25	12/24 at 100.00	AA	459,615
455	Citizens Property Insurance Corporation, Florida, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1, 5.000%, 6/01/20	No Opt. Call	AA	462,121
	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University, Refunding Series 2013:
55	4.750%, 11/01/23	No Opt. Call	BB+	57,444
370	6.000%, 11/01/33	11/23 at 100.00	BB+	407,100

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
$665	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	3/20 at 105.00	N/R	$634,875
660	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	3/20 at 105.00	N/R	628,815
135	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2018-2, 3.750%, 7/01/33	1/28 at 100.00	Aaa	145,874
170	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010, 5.000%, 10/01/20	No Opt. Call	AA-	174,939
90	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/31 (Pre-refunded 12/01/24)	12/24 at 100.00	N/R (5)	105,792
	Tampa, Florida, Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A:
160	5.000%, 9/01/22	No Opt. Call	A+	175,867
350	5.000%, 9/01/23	9/22 at 100.00	A+	383,547
185	5.000%, 9/01/25	9/22 at 100.00	A+	202,122
4,595	Total Florida			4,822,937
	Georgia – 1.4%
110	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1995, 5.200%, 8/01/25 – NPFG Insured (Pre-refunded 8/01/22)	8/22 at 100.00	N/R (5)	116,457
410	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2018B, 3.800%, 12/01/33	12/27 at 100.00	AAA	436,351
265	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019B, 4.000%, 8/01/49 (Mandatory Put 12/02/24)	9/24 at 100.43	Aa1	295,687
900	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Refunding Series 2012C, 5.250%, 10/01/23	10/22 at 100.00	Baa1	985,986
1,685	Total Georgia			1,834,481
	Guam – 0.2%
140	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	A-	153,181
150	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (AMT)	10/23 at 100.00	BBB+	172,573
290	Total Guam			325,754
	Hawaii – 1.4%
200	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.250%, 7/01/27	7/23 at 100.00	BB	213,866
1,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc and Subsidiary Projects, Series 2017A, 3.100%, 5/01/26 (AMT)	No Opt. Call	A-	1,051,250
20	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health Systems, Series 2015A, 5.000%, 7/01/29	7/25 at 100.00	AA-	23,407

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Hawaii (continued)
$510	Hawaiian Electric Company Inc and Its Subsidiaries, Special Purpose Revenue Bonds, Department of Budget and Finance of the State of Hawaii, Series 2015, 3.250%, 1/01/25 (AMT)	No Opt. Call	A-	$536,826
1,730	Total Hawaii			1,825,349
	Idaho – 0.4%
475	Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch Corporation Project, Refunding Series 2016, 2.750%, 10/01/24	No Opt. Call	BBB-	493,226
	Illinois – 14.4%
	Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2016:
10	2.150%, 3/01/23 – BAM Insured	No Opt. Call	AA	10,117
10	2.350%, 3/01/24 – BAM Insured	No Opt. Call	AA	10,174
25	2.700%, 3/01/26 – BAM Insured	3/25 at 100.00	AA	25,624
25	2.900%, 3/01/28 – BAM Insured	3/25 at 100.00	AA	25,552
65	3.050%, 3/01/30 – BAM Insured	3/25 at 100.00	AA	66,927
	Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016:
15	2.150%, 3/01/23 – BAM Insured	No Opt. Call	AA	15,176
15	2.350%, 3/01/24 – BAM Insured	No Opt. Call	AA	15,260
25	2.700%, 3/01/26 – BAM Insured	3/25 at 100.00	AA	25,625
35	2.900%, 3/01/28 – BAM Insured	3/25 at 100.00	AA	35,772
40	3.050%, 3/01/30 – BAM Insured	3/25 at 100.00	AA	41,108
1,215	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	1,449,653
750	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30, 144A	12/27 at 100.00	BB-	964,350
290	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/30	12/27 at 100.00	BB	335,083
200	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31	12/27 at 100.00	BB	230,470
255	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018A, 4.000%, 12/01/21	No Opt. Call	BB	263,772
300	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018C, 5.000%, 12/01/24	No Opt. Call	BB	334,830
300	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Refunding Series 2015A, 5.000%, 1/01/33 (AMT)	1/25 at 100.00	A	342,402
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
200	5.000%, 1/01/23	No Opt. Call	BBB+	215,162
225	5.000%, 1/01/24	No Opt. Call	BBB+	247,300
190	5.000%, 1/01/25	No Opt. Call	BBB+	212,948
180	5.000%, 1/01/26	No Opt. Call	BBB+	205,236
325	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 11/15/21	No Opt. Call	AA-	345,186

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$185	Cook County, Illinois, General Obligation Bonds, Refunding Series 2016A, 5.000%, 11/15/20	No Opt. Call	AA-	$190,604
590	Huntley, Illinois, Special Tax Bonds, Special Service Area 10, Refunding Series 2017, 3.300%, 3/01/28 – BAM Insured	3/26 at 100.00	AA	618,096
625	Illinois Finance Authority, Gas Supply Refunding Revenue Bonds, The Peoples Gas Light and Coke Company Project, Series 2010B, 1.875%, 2/01/33 (Mandatory Put 8/01/20)	No Opt. Call	Aa3	626,231
1,850	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C, 4.000%, 2/15/24	No Opt. Call	AA+	2,052,501
455	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27	9/22 at 100.00	AA+	498,407
560	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A, 4.625%, 9/01/39	9/24 at 100.00	AA+	609,773
	Illinois State, General Obligation Bonds, February Series 2014:
370	5.000%, 2/01/25	2/24 at 100.00	BBB	406,711
325	5.000%, 2/01/26	2/24 at 100.00	BBB	356,847
	Illinois State, General Obligation Bonds, Refunding Series 2012:
390	5.000%, 8/01/20	No Opt. Call	BBB	397,589
335	5.000%, 8/01/21	No Opt. Call	BBB	351,435
1,000	5.000%, 8/01/22	No Opt. Call	BBB	1,075,990
320	5.000%, 8/01/23	No Opt. Call	BBB	351,030
300	Illinois State, General Obligation Bonds, Series 2012A, 4.000%, 1/01/20	No Opt. Call	BBB	300,000
	Illinois State, General Obligation Bonds, Series 2013:
280	5.500%, 7/01/25	7/23 at 100.00	BBB	310,380
240	5.500%, 7/01/26	7/23 at 100.00	BBB	265,829
480	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2016A, 5.000%, 12/01/31	1/26 at 100.00	AA-	563,568
450	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2018A, 5.000%, 1/01/26	No Opt. Call	AA-	542,448
455	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B, 5.000%, 1/01/37	1/26 at 100.00	AA-	528,837
	North Barrington, Lake County, Illinois, Special Tax Bonds, Special Service Area 19, Refunding Series 2019:
365	4.000%, 2/01/28 – BAM Insured	No Opt. Call	AA	417,553
200	4.000%, 2/01/29 – BAM Insured	2/28 at 100.00	AA	227,200
395	4.000%, 2/01/30 – BAM Insured	2/28 at 100.00	AA	446,145
1,025	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 5.250%, 6/01/21	No Opt. Call	A	1,080,514
255	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2017, 5.000%, 6/01/25	No Opt. Call	A	301,234

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc, Series 2013:
$50	7.250%, 11/01/33 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (5)	$61,262
95	7.250%, 11/01/36 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (5)	116,398
200	7.625%, 11/01/48 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (5)	247,844
	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
245	5.000%, 3/01/33	3/25 at 100.00	A	280,268
145	5.000%, 3/01/34 – AGM Insured	3/25 at 100.00	AA	165,865
500	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2012, 4.000%, 11/01/22	No Opt. Call	A+	536,320
17,380	Total Illinois			19,344,606
	Indiana – 1.1%
60	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc, Series 2009A, 6.000%, 10/01/21	1/20 at 100.00	B	60,081
140	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A, 5.000%, 10/01/31	10/24 at 100.00	A	160,311
250	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012, 4.750%, 2/01/21	No Opt. Call	N/R	259,200
250	Vanderburgh County, Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014, 5.000%, 2/01/29	8/24 at 100.00	A	286,108
600	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc Project, Series 2015, 5.000%, 11/01/45 (Mandatory Put 11/01/22) (AMT)	No Opt. Call	A1	655,596
1,300	Total Indiana			1,421,296
	Iowa – 0.9%
500	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.250%, 6/15/27 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (5)	509,035
80	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	12/20 at 103.00	B+	81,186
200	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B+	221,390
185	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27, 144A	1/20 at 104.00	B+	192,700
220	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	B+	238,000
1,185	Total Iowa			1,242,311
	Kansas – 0.2%
100	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Improvement Series 2012B, 5.000%, 9/01/37	9/22 at 100.00	A	108,354
105	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2014A, 5.000%, 9/01/22	No Opt. Call	A	115,326
205	Total Kansas			223,680

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky – 1.3%
$30	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a King's Daughters Medical Center Project, Refunding Series 2019, 4.000%, 2/01/36	2/30 at 100.00	BBB-	$32,322
550	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/31	6/27 at 100.00	Baa3	639,139
340	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/29	6/21 at 100.00	A1	356,017
155	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Refunding Series 2007A, 1.650%, 6/01/33 (Mandatory Put 6/01/21)	No Opt. Call	A1	155,626
285	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018B, 4.000%, 1/01/49 (Mandatory Put 1/01/25)	10/24 at 100.24	A1	314,845
125	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018C-1, 4.000%, 12/01/49 (Mandatory Put 6/01/25)	3/25 at 100.19	A	138,503
100	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2019C-1, 4.000%, 2/01/50 (Mandatory Put 2/01/28)	11/27 at 100.47	A3	114,414
30	Warren County, Kentucky, Hospital Refunding Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2013, 5.000%, 4/01/23	No Opt. Call	A+	32,516
1,615	Total Kentucky			1,783,382
	Louisiana – 3.1%
455	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41	7/21 at 100.00	B	468,436
1,185	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	BBB	1,252,853
150	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016, 5.000%, 5/15/29	5/26 at 100.00	A3	177,095
150	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/30	5/27 at 100.00	A3	179,427
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015:
525	5.000%, 5/15/22	No Opt. Call	A3	568,433
350	5.000%, 5/15/24	No Opt. Call	A3	400,967
140	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/01/25	No Opt. Call	AA-	167,542
100	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015, 5.000%, 6/01/32	6/25 at 100.00	A	115,564
590	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory Put 6/01/22)	No Opt. Call	BBB	621,607
	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien Series 2019B:
25	5.000%, 12/01/31 – AGM Insured	12/28 at 100.00	AA	31,088
150	4.000%, 12/01/33 – AGM Insured	12/28 at 100.00	AA	171,753
3,820	Total Louisiana			4,154,765

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maine – 0.0%
$35	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013, 5.000%, 7/01/22	No Opt. Call	A-	$38,212
	Maryland – 0.4%
335	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/30	9/27 at 100.00	BBB-	398,141
180	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019C, 2.700%, 9/01/34	3/29 at 100.00	AA+	181,389
515	Total Maryland			579,530
	Massachusetts – 0.4%
200	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A, 5.000%, 7/01/27	7/24 at 100.00	BB	221,696
100	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc Issue, Series 2017, 4.000%, 10/01/32, 144A	10/22 at 105.00	BB+	106,933
60	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2, 5.000%, 7/01/33	7/28 at 100.00	A	73,597
160	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2019-214, 2.800%, 12/01/39	6/29 at 100.00	AA+	159,113
520	Total Massachusetts			561,339
	Michigan – 1.4%
400	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1996B, 0.000%, 7/01/23	No Opt. Call	BB+	344,508
150	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%, 7/01/29 – NPFG Insured	No Opt. Call	A	187,876
150	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Sewage Disposal System Local Project, Second Lien Series 2015C, 5.000%, 7/01/34	7/25 at 100.00	A	173,484
50	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2018A, 3.800%, 10/01/38	10/27 at 100.00	AA	53,616
230	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2019B, 2.700%, 12/01/34	12/28 at 100.00	AA+	232,123
705	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Refunding Series 2015F, 5.000%, 12/01/33 (AMT)	12/25 at 100.00	A	826,690
1,685	Total Michigan			1,818,297
	Mississippi – 0.4%
130	Mississippi Business Finance Corporation, Pollution Control Revenue, Mississippi Power, Series 2002, 3.200%, 9/01/28	3/24 at 100.00	A-	133,198
175	Mississippi Business Finance Corporation, Revenue Bonds, Mississippi Power Company Project, First Series 2010, 2.750%, 12/01/40 (Mandatory Put 12/09/21)	No Opt. Call	A-	177,272
265	Mississippi Business Finance Corporation, Revenue Bonds, System Energy Resources, Inc Project, Refunding Series 2019, 2.500%, 4/01/22	4/21 at 100.00	BBB+	266,057
570	Total Mississippi			576,527

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri – 0.2%
$100	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A, 4.000%, 11/01/26	11/25 at 100.00	N/R	$104,111
100	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33	5/23 at 100.00	BBB	107,659
30	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2015B, 4.000%, 5/01/32	11/23 at 100.00	BBB	30,999
70	St Louis County, Missouri, GNMA Collateralized Mortgage Revenue Bonds, Series 1989A, 8.125%, 8/01/20 (Pre-refunded 7/01/20) (AMT)	7/20 at 100.00	AA+ (5)	71,369
300	Total Missouri			314,138
	Montana – 0.2%
260	Billings, Montana, Tax Increment Urban Renewal Revenue Bonds, Expanded North 27th Street, Series 2013A, 5.000%, 7/01/33	1/23 at 100.00	N/R	273,489
	Nebraska – 0.2%
100	Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds, Series 2018A, 5.000%, 3/01/50 (Mandatory Put 1/01/24)	10/23 at 100.43	A	111,809
100	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012, 4.000%, 6/15/23	6/22 at 100.00	AA-	107,256
100	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2019D, 2.600%, 9/01/34	3/29 at 100.00	AA+	99,220
300	Total Nebraska			318,285
	Nevada – 1.0%
200	Clark County, Nevada, General Obligation Bonds, Refunding Flood Control Series 2014, 4.000%, 11/01/33	11/24 at 100.00	AA+	219,512
45	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013, 5.000%, 6/01/22	No Opt. Call	N/R	47,649
65	Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District 1 Legends at Sparks Marina, Refunding Senior Series 2019A, 2.750%, 6/15/28, 144A	No Opt. Call	Ba2	66,419
200	Washoe County, Nevada, Gas and Water Facilities Revenue Bonds, Sierra Pacific Power Company, Refunding Series 2016B, 3.000%, 3/01/36 (Mandatory Put 6/01/22)	No Opt. Call	A+	207,696
775	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011, 5.000%, 7/01/23	7/21 at 100.00	AA	819,547
1,285	Total Nevada			1,360,823
	New Hampshire – 0.1%
105	Business Finance Authority of the State of New Hampshire, Water Facility Revenue Bonds, Pennichuck Water Works, Inc Project ,Series 2015A, 4.250%, 1/01/36 (AMT)	1/26 at 100.00	A+	112,470
	New Jersey – 8.0%
510	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A, 5.000%, 2/15/30	2/24 at 100.00	BBB+	570,338
280	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (AMT)	No Opt. Call	BBB-	303,789

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
$280	5.000%, 6/15/20	No Opt. Call	BBB+	$284,388
150	5.000%, 6/15/21	No Opt. Call	BBB+	157,344
370	5.000%, 6/15/22	No Opt. Call	BBB+	399,715
375	5.000%, 6/15/23	6/22 at 100.00	BBB+	404,246
210	5.000%, 6/15/24	6/22 at 100.00	BBB+	225,872
510	5.000%, 6/15/25	6/22 at 100.00	BBB+	547,143
150	5.000%, 6/15/26	6/22 at 100.00	BBB+	160,536
125	4.250%, 6/15/27	6/22 at 100.00	BBB+	131,188
300	5.000%, 6/15/28	6/22 at 100.00	BBB+	319,908
220	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.000%, 1/01/28 (AMT)	1/24 at 100.00	BBB	247,570
1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/27	6/25 at 100.00	A-	1,142,270
1,095	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2017-1A, 3.750%, 12/01/31 (AMT)	12/26 at 100.00	Aaa	1,185,546
1,280	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/33	No Opt. Call	A-	835,661
1,590	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/23	No Opt. Call	A-	1,794,267
170	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA, 3.750%, 6/15/33	12/28 at 100.00	A-	180,146
245	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (AMT)	No Opt. Call	BBB	263,044
250	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Refunding Series 2012Q, 3.000%, 1/01/22	No Opt. Call	Baa1	255,347
670	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/29	6/28 at 100.00	A	821,105
465	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 3.200%, 6/01/27	No Opt. Call	BBB	474,760
10,245	Total New Jersey			10,704,183
	New Mexico – 0.9%
715	Farmington, New Mexico, Pollution Control Revenue Bonds, Southern California Edison Company - Four Corners Project, Refunding Series 2005A, 1.875%, 4/01/29 (Mandatory Put 4/01/20)	No Opt. Call	A-	715,365
60	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2019D, 2.800%, 7/01/34	1/29 at 100.00	Aaa	61,594
335	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding & Acquisition Sub-Series 2019A, 5.000%, 11/01/39 (Mandatory Put 5/01/25)	2/25 at 100.73	Aa2	390,751
1,110	Total New Mexico			1,167,710

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York – 4.7%
	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc Project, Series 2015:
$210	5.000%, 7/01/23	No Opt. Call	BBB+	$235,574
195	5.000%, 7/01/24	No Opt. Call	BBB+	225,090
200	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017, 5.000%, 12/01/28, 144A	6/27 at 100.00	BBB-	239,544
775	Dormitory Authority of the State of New York, State University Educational Facilities Revenue Bonds, Third General Resolution, Series 2012A, 5.000%, 5/15/25	5/22 at 100.00	AA	846,137
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A:
270	5.750%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa2 (5)	284,234
165	5.750%, 2/15/47	2/21 at 100.00	Aa2	173,016
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
240	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	232,274
170	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	159,018
300	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2018C Subseries 2018C-2, 5.000%, 9/01/21	No Opt. Call	N/R	318,024
250	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019B-1, 5.000%, 5/15/22	No Opt. Call	N/R	271,047
60	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann's Greater Rochester Inc, Series 2019, 5.000%, 1/01/40	1/26 at 103.00	N/R	65,878
835	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New York State Electric and Gas Corporation, Series 2005A, 2.375%, 7/01/26 (Mandatory Put 5/01/20) (AMT)	No Opt. Call	A-	837,346
100	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Green Bond Series 2018I, 3.625%, 11/01/33	11/27 at 100.00	Aa2	108,200
215	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Sustainability Series 2019P, 2.600%, 11/01/34	5/28 at 100.00	Aa2	216,438
205	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Refunding Series 2019C, 3.500%, 11/01/34	5/28 at 100.00	Aa2	218,727
	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding Bonds, Terminal One Group Association, LP Project, Series 2015:
60	5.000%, 1/01/22 (AMT)	No Opt. Call	A-	63,940
60	5.000%, 1/01/23 (AMT)	No Opt. Call	A-	65,791
	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
135	4.000%, 7/01/32 (AMT)	7/24 at 100.00	BBB	143,982
230	4.000%, 7/01/33 (AMT)	7/24 at 100.00	BBB	244,920
185	5.000%, 7/01/34 (AMT)	7/24 at 100.00	BBB	207,907
100	5.000%, 7/01/41 (AMT)	7/24 at 100.00	BBB	111,457
500	5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	556,005

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$400	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Series 2013B, 5.000%, 11/15/21	No Opt. Call	AA-	$429,668
5,860	Total New York			6,254,217
	North Carolina – 1.4%
100	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2020-43, 2.800%, 1/01/40 (WI/DD, Settling 1/16/20)	1/29 at 100.00	AA+	99,402
1,325	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2015C, 5.000%, 1/01/29	1/26 at 100.00	A	1,585,680
250	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Capital Appreciation Series 2017C, 0.000%, 7/01/27	7/26 at 96.08	BBB	207,753
1,675	Total North Carolina			1,892,835
	North Dakota – 0.9%
	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A:
200	5.000%, 7/01/29 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	211,254
650	5.000%, 7/01/31 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	686,575
100	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2019C, 3.200%, 7/01/39	7/28 at 100.00	Aa1	102,760
200	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C, 5.000%, 6/01/28	No Opt. Call	BBB-	239,398
1,150	Total North Dakota			1,239,987
	Ohio – 6.8%
120	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and Improvement Series 2012A, 5.000%, 5/01/33	5/22 at 100.00	AA-	129,078
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
1,685	5.125%, 6/01/24	1/20 at 100.00	CCC+	1,687,292
95	5.375%, 6/01/24	1/20 at 100.00	CCC+	95,387
730	5.875%, 6/01/30	1/20 at 100.00	CCC+	733,884
150	5.750%, 6/01/34	1/20 at 100.00	CCC+	150,748
480	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013, 5.000%, 6/15/43	6/23 at 100.00	Ba2	497,357
50	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc, Refunding Series 2008C, 5.500%, 8/15/24	1/20 at 100.00	A-	50,170
	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C:
40	4.000%, 10/01/20	No Opt. Call	Aa3	40,857
45	5.000%, 10/01/21	No Opt. Call	Aa3	48,023
35	5.000%, 10/01/22	No Opt. Call	Aa3	38,578
45	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (6)	No Opt. Call	N/R	39,038

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$100	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (6)	No Opt. Call	N/R	$86,750
260	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/20 (6)	No Opt. Call	N/R	275,600
425	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (6)	No Opt. Call	N/R	368,687
90	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (6)	No Opt. Call	N/R	78,075
130	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33 (Mandatory Put 6/01/20) (6)	No Opt. Call	N/R	112,775
335	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005A, 2.100%, 1/01/29 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	336,953
200	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007A, 2.500%, 8/01/40 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	BBB+	201,556
300	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007B, 2.500%, 11/01/42 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	BBB+	302,271
100	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014B, 2.600%, 6/01/41 (Mandatory Put 10/01/29) (AMT)	10/24 at 100.00	BBB+	100,313
45	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, 144A (AMT)	No Opt. Call	N/R	48,662
100	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2019B, 3.000%, 9/01/39	9/28 at 100.00	Aaa	102,240
2,265	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien Convertible Series 2013A-3, 0.000%, 2/15/34 (4)	2/31 at 100.00	Aa3	2,583,436
230	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory Put 7/01/21) (6)	No Opt. Call	N/R	199,525
120	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20 (6)	No Opt. Call	N/R	104,100
110	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (6)	No Opt. Call	N/R	95,425
110	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory Put 4/01/20) (6)	No Opt. Call	N/R	95,425
220	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33 (Mandatory Put 7/01/20) (6)	No Opt. Call	N/R	190,850

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$235	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33 (6)	No Opt. Call	N/R	$203,862
100	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 5.375%, 3/01/27	3/25 at 100.00	N/R	106,118
8,950	Total Ohio			9,103,035
	Oklahoma – 1.2%
800	Caddo County Governmental Building Authority, Oklahoma, Sales Tax Revenue Bonds, Refunding Series 2018, 3.625%, 9/01/33	9/28 at 100.00	BBB+	857,344
250	Comanche County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Elgin Public Schools Project, Series 2017A, 5.000%, 12/01/31	12/27 at 100.00	A	302,340
200	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B, 5.000%, 8/15/28	No Opt. Call	Baa3	246,488
125	Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease Revenue Bonds, Weatherford Public Schools Project, Series 2019, 5.000%, 3/01/31	3/29 at 100.00	A-	154,325
1,375	Total Oklahoma			1,560,497
	Oregon – 1.0%
1,250	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Deferred Interest Series 2017B, 0.000%, 6/15/31	6/27 at 85.82	AA+	907,087
360	Oregon State Business Development Commission, Recovery Zone Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010, 2.400%, 12/01/40 (Mandatory Put 8/14/23)	No Opt. Call	A+	372,784
1,610	Total Oregon			1,279,871
	Pennsylvania – 5.2%
100	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/28, 144A	No Opt. Call	Ba3	118,128
220	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (6)	No Opt. Call	N/R	190,850
200	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016A, 1.800%, 9/01/29 (Mandatory Put 9/01/22)	No Opt. Call	A1	201,392
455	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016B, 1.800%, 2/15/27 (Mandatory Put 8/15/22)	No Opt. Call	A1	460,105
175	Luzerne County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennsylvania-American Water Company Project, Refunding Series 2019, 2.450%, 12/01/39 (Mandatory Put 12/03/29) (AMT)	12/29 at 100.00	A+	176,129
500	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1996A, 2.600%, 3/01/34 (Mandatory Put 9/01/20)	No Opt. Call	BBB+	504,490
500	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1999A, 2.500%, 10/01/30 (Mandatory Put 4/01/20)	No Opt. Call	BBB+	501,575

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$5	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (6)	No Opt. Call	N/R	$4,338
500	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Guaranteed Series 2013B, 5.500%, 1/01/27	1/24 at 100.00	AA	574,460
250	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Insured Series 2013C, 5.500%, 1/01/26 – AGM Insured	1/24 at 100.00	AA	287,965
230	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 12/31/25 (AMT)	No Opt. Call	BBB	268,185
50	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Arts, Series 1999, 5.150%, 3/15/20 – RAAI Insured (ETM)	No Opt. Call	N/R (5)	50,406
250	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-125A, 3.400%, 10/01/32 (AMT)	4/27 at 100.00	AA+	261,607
25	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-128A, 3.650%, 10/01/32 (AMT)	10/27 at 100.00	AA+	26,541
100	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-129, 2.950%, 10/01/34	10/28 at 100.00	AA+	103,057
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2010A1&2:
115	5.500%, 12/01/34 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (5)	119,584
475	5.500%, 12/01/34 (Pre-refunded 12/01/20)	12/20 at 100.00	AA- (5)	494,157
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2:
400	5.000%, 6/01/29	6/26 at 100.00	A3	477,428
855	5.000%, 6/01/35	6/26 at 100.00	A3	1,004,505
250	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Third Series 2017, 5.000%, 12/01/32	12/27 at 100.00	A3	303,652
190	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – NPFG Insured (ETM)	No Opt. Call	N/R (5)	194,037
65	Quakertown General Authority Health Facilities Revenue USDA Loan Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group, Pennsylvania, Series 2017A, 3.125%, 7/01/21	1/20 at 100.00	N/R	64,977
95	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016, 5.000%, 11/15/26	5/24 at 100.00	BB+	104,869
60	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 3.375%, 6/01/26	No Opt. Call	BB+	60,325
330	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding & Improvement Series 2011, 5.750%, 8/01/21 (ETM)	No Opt. Call	A- (5)	353,988
6,395	Total Pennsylvania			6,906,750

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico – 1.6%
$210	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.125%, 7/01/24	No Opt. Call	CC	$225,750
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
215	5.250%, 7/01/24	7/22 at 100.00	CC	225,535
105	4.250%, 7/01/25	7/22 at 100.00	CC	106,995
215	5.000%, 7/01/33	7/22 at 100.00	CC	223,116
130	5.125%, 7/01/37	7/22 at 100.00	CC	135,233
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
196	0.000%, 7/01/27	No Opt. Call	N/R	156,749
352	0.000%, 7/01/29	7/28 at 98.64	N/R	261,638
581	0.000%, 7/01/31	7/28 at 91.88	N/R	399,623
311	0.000%, 7/01/33	7/28 at 86.06	N/R	198,241
203	4.500%, 7/01/34	7/25 at 100.00	N/R	217,123
2,518	Total Puerto Rico			2,150,003
	Rhode Island – 0.2%
200	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 5.500%, 9/01/28 (Pre-refunded 9/01/23)	9/23 at 100.00	N/R (5)	231,100
	South Carolina – 0.1%
130	Patriots Energy Group Financing Agency, South Carolina, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 10/01/48 (Mandatory Put 2/01/24)	11/23 at 100.30	Aa2	141,769
	South Dakota – 0.1%
	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2018B:
50	3.850%, 11/01/33	11/27 at 100.00	AAA	54,487
125	4.050%, 11/01/38	11/27 at 100.00	AAA	135,737
175	Total South Dakota			190,224
	Tennessee – 1.1%
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A:
105	4.000%, 1/01/22	No Opt. Call	A+	110,372
180	5.000%, 1/01/23	No Opt. Call	A+	198,873
100	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 4.625%, 6/15/27, 144A (6)	No Opt. Call	N/R	60,000
100	The Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds, Series 2018, 4.000%, 11/01/49 (Mandatory Put 11/01/25)	8/25 at 100.22	A	111,208
920	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 4.000%, 5/01/48 (Mandatory Put 5/01/23)	2/23 at 100.43	A	985,062
1,405	Total Tennessee			1,465,515

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas – 6.4%
$10	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Refunding Series 2010, 5.875%, 5/01/40 (Pre-refunded 5/01/20)	5/20 at 100.00	AA (5)	$10,157
540	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	A- (5)	567,151
1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, 5.000%, 1/01/31	7/25 at 100.00	A-	1,171,460
100	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding & Improvement Series 2016, 1.600%, 11/01/21, 144A (AMT)	No Opt. Call	A+	100,739
205	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B, 5.000%, 11/01/35	11/20 at 100.00	A+	211,273
250	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23	No Opt. Call	A+	277,303
155	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C, 5.000%, 11/15/24	No Opt. Call	A3	179,019
395	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 11/15/26 – AGM Insured	11/24 at 100.00	AA	458,741
50	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (AMT)	7/24 at 100.00	BB	55,696
500	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B, 0.000%, 9/01/23 – AMBAC Insured	No Opt. Call	A	471,655
430	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015, 5.000%, 11/01/28 (AMT)	11/25 at 100.00	A1	506,871
200	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	11/20 at 100.00	A3	206,028
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
100	5.000%, 12/01/25	No Opt. Call	B1	109,348
100	5.250%, 12/01/28	12/25 at 100.00	B1	109,523
100	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	108,135
	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children's Medical Center Dallas Project, Series 2012:
450	5.000%, 8/15/24 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa2 (5)	495,261
380	5.000%, 8/15/25 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa2 (5)	418,220
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C:
225	0.000%, 9/01/43 (Pre-refunded 9/01/31) (4)	9/31 at 100.00	N/R (5)	283,570
490	0.000%, 9/01/45 (Pre-refunded 9/01/31) (4)	9/31 at 100.00	N/R (5)	671,501
760	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D, 5.000%, 9/01/24 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (5)	808,123
465	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2014A, 5.000%, 1/01/23	No Opt. Call	A+	517,522
110	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/32	12/22 at 100.00	A3	119,706

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$210	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Refunding Senior Lien Series 2019A, 4.000%, 12/31/38	12/29 at 100.00	Baa2	$236,030
475	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C, 5.000%, 8/15/31	8/24 at 100.00	A-	544,060
7,700	Total Texas			8,637,092
	Virginia – 0.9%
200	Chesapeake Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company Project, Refunding Series 2008A, 1.900%, 2/01/32 (Mandatory Put 6/01/23)	No Opt. Call	A2	202,788
130	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Refunding Series 2008A, 1.900%, 11/01/35 (Mandatory Put 6/01/23)	No Opt. Call	A2	131,506
120	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Series 2008C, 1.800%, 11/01/35 (Mandatory Put 4/01/22)	No Opt. Call	A2	120,659
575	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	623,438
200	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2009A, 2.150%, 10/01/40 (Mandatory Put 9/01/20)	No Opt. Call	A2	201,114
1,225	Total Virginia			1,279,505
	Washington – 2.4%
1,000	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015C, 5.000%, 4/01/23 (AMT)	No Opt. Call	AA-	1,115,170
105	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	2/25 at 100.00	BBB+	121,361
175	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-3, 5.000%, 8/01/49 (Mandatory Put 8/01/26)	2/26 at 100.00	BBB+	206,582
1,050	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.375%, 1/01/31	1/21 at 100.00	A+	1,085,249
585	Whidbey Island Public Hospital District, Island County, Washington, General Obligation Bonds, Whidbey General Hospital, Series 2013, 5.500%, 12/01/33	12/22 at 100.00	Baa2	629,208
2,915	Total Washington			3,157,570
	West Virginia – 0.7%
100	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A, 4.500%, 6/01/27, 144A	No Opt. Call	N/R	106,494
100	West Virginia Economic Development Authority, Energy Revenue Bonds, Morgantown Energy Associates Project, Refunding Series 2016, 2.875%, 12/15/26 (AMT)	No Opt. Call	Baa3	101,415
250	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Series 2011A, 1.700%, 1/01/41 (Mandatory Put 9/01/20) (AMT)	No Opt. Call	A-	250,245

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	West Virginia (continued)
$115	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Wheeling Power Company - Mitchell Project, Series 2013A, 3.000%, 6/01/37 (Mandatory Put 4/01/22) (AMT)	No Opt. Call	A-	$118,633
70	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/25	9/24 at 100.00	Baa1	80,126
240	West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health System Obligated Group, Improvement Series 2017A, 3.375%, 6/01/29	6/27 at 100.00	A	260,546
875	Total West Virginia			917,459
	Wisconsin – 3.7%
600	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	717,468
350	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2016A-2, 2.875%, 5/01/27 (AMT)	5/26 at 100.00	A-	367,136
	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C:
65	4.050%, 11/01/30	5/26 at 100.00	BBB	69,953
145	4.300%, 11/01/30 (AMT)	5/26 at 100.00	BBB	158,143
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series 2013A:
755	4.000%, 4/01/20	No Opt. Call	AA-	760,127
45	5.000%, 4/01/22	No Opt. Call	AA-	48,762
325	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc, Series 2010B, 5.000%, 7/15/20 (ETM)	No Opt. Call	Aa3 (5)	331,789
675	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc, Series 2012A, 5.000%, 7/15/25 (Pre-refunded 7/15/21)	7/21 at 100.00	Aa3 (5)	715,021
1,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2015, 5.000%, 12/15/26	12/24 at 100.00	AA-	1,747,155
4,460	Total Wisconsin			4,915,554
	Wyoming – 0.1%
85	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative, Dry Fork Station Facilities, Series 2019A, 3.625%, 7/15/39	5/29 at 100.00	A	90,715
$123,253	Total Long-Term Investments (cost $120,631,945)			130,075,733

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.2%
	MUNICIPAL BONDS – 1.2%
	National – 0.2%
$340	BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class C, Variable Rate Demand Obligations, Series 2018, 2.410%, 11/30/21 (Mandatory Put 2/27/20) (SIFMA reference rate + 0.800% spread), 144A (7), (8)	No Opt. Call	A+	$340,000

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Alabama – 0.5%
$625	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Variable Rate Demand Obligations, Series 2008, 2.900%, 7/15/34 (Mandatory Put 12/12/23) (7)	No Opt. Call	F1	$654,494
	Florida – 0.5%
665	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Variable Rate Demand Obligations, Series 2019A, 6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A (7)	3/20 at 104.00	N/R	639,437
$1,630	Total Short-Term Investments (cost $1,630,000)			1,633,931
	Total Investments (cost $122,261,945) – 98.4%			131,709,664
	Other Assets Less Liabilities – 1.6%			2,106,347
	Net Assets Applicable to Common Shares – 100%			$133,816,011
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$130,075,733	$ —	$130,075,733
Short-Term Investments:
Municipal Bonds	—	1,633,931	—	1,633,931
Total	$ —	$131,709,664	$ —	$131,709,664

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(8)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
SIFMA	Securities Industry and Financial Market Association
WI/DD	Purchased on a when-issued or delayed delivery basis.